Note 25 - Post-employment and other employee benefit commitments. Defined Benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Changes In Net Defined Benefit Liability Asset Abstract
Employer contributions		€ 89		€ 87	€ 87
Past service costs		(33)		3	(2)
Remeasurements	[1]	(10)		31	3
Other effects		28		82	95
Provisions to postemplyment benefit commitments for members of the borard of directors and the banks management		332
Commitments To Former Members Of Board Of Directors And Management		€ 1,793		2,210	2,559
Number of emplyees who acept the option to take retirement or early retirement earlier than the age stipulated in the collective labor agreement in force		In addition, during the year 2018, Group entities in Spain offered certain employees the option to take retirement or early retirement (that is, earlier than the age stipulated in the collective labor agreement in force). This offer was accepted by 489 employees (731 and 613 employees during years 2017 and 2016, respectively). These commitments include the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period
Long Term Defined Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		€ 5,442		6,157
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		4,807		5,442	6,157
Long Term Defined Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		1,661		1,456
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		1,615		1,661	1,456
Long Term Defined Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		360		385
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		326		360	385
Long Term Defined Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		520		447
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		422		520	447
Long Term Defined Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		8,384		8,851	9,184
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		61		64	67
Interest income or expense		292		290	299
Contributions by plan participants		4		4	5
Employer contributions		0		0	0
Past service costs		109	[2]	231	235
Remeasurements		(263)		331	354
Return on plan assets		0	[3]	0	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		14		100	107
From changes in financial assumptions		(274)		220	106
Other actuarial gain and losses		(3)		12	141
Benefit payments		(979)		(1,029)	(1,052)
Settlement payments		0		0	(43)
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(31)		(278)	(282)
Other effects		10		(1)	84
Liability Asset Of Defined Benefit Plans at the end		7,585		8,384	8,851
Long Term Defined Benefit Commitments [Member] | Plan Assets Member | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		320		358
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		260		320	358
Long Term Defined Benefit Commitments [Member] | Plan Assets Member | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		1,602		1,627
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		1,587		1,602	1,627
Long Term Defined Benefit Commitments [Member] | Plan Assets Member | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		309		339
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		287		309	339
Long Term Defined Benefit Commitments [Member] | Plan Assets Member | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		424		348
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		339		424	348
Long Term Defined Benefit Commitments [Member] | Plan Assets Member | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		3,006		3,022	3,124
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0		0	0
Interest income or expense		217		223	207
Contributions by plan participants		3		4	5
Employer contributions		103		25	154
Past service costs		0	[2]	0	0
Remeasurements		(286)		161	(5)
Return on plan assets		(286)	[3]	161	(20)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0	0
From changes in financial assumptions		0		0	0
Other actuarial gain and losses		0		0	15
Benefit payments		(200)		(169)	(169)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(9)		(258)	(293)
Other effects		6		(1)	0
Liability Asset Of Defined Benefit Plans at the end		2,840		3,006	3,022
Long Term Defined Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		5,122		5,799
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		4,547		5,122	5,799
Long Term Defined Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		60		(171)
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		28		60	(171)
Long Term Defined Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		51		46
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		39		51	46
Long Term Defined Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		96		99
Changes In Net Defined Benefit Liability Asset Abstract
Liability Asset Of Defined Benefit Plans at the end		83		96	99
Long Term Defined Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		5,378		5,829	6,060
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		61		64	67
Interest income or expense		76		68	92
Contributions by plan participants		1		0	0
Employer contributions		(103)		(25)	(154)
Past service costs		109	[2]	231	235
Remeasurements		21		171	359
Return on plan assets		286	[3]	(161)	20
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		14		100	107
From changes in financial assumptions		(274)		220	106
Other actuarial gain and losses		(5)		12	125
Benefit payments		(779)		(861)	(883)
Settlement payments		0		0	(43)
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(22)		(19)	11
Other effects		4		0	84
Liability Asset Of Defined Benefit Plans at the end		4,745		5,378	5,829
Medical Benefit Commitment [Member] | Present Value Of Defined Benefit Obligation Member | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		1,204		1,015	1,022
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		27		26	24
Interest income or expense		116		101	86
Contributions by plan participants		0		0	0
Employer contributions		0		0	0
Past service costs		(42)		(11)	(5)
Remeasurements		(210)		200	59
Return on plan assets		0		0	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		83	110
From changes in financial assumptions		(182)		128	(91)
Other actuarial gain and losses		(28)		(10)	39
Benefit payments		(34)		(35)	(33)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		62		(92)	(138)
Other effects		(9)		0	0
Liability Asset Of Defined Benefit Plans at the end		1,114		1,204	1,015
Medical Benefit Commitment [Member] | Plan Assets Member | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		1,114		1,113	1,149
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0		0	0
Interest income or expense		109		112	97
Contributions by plan participants		0		0	0
Employer contributions		71		0	114
Past service costs		0		0	0
Remeasurements		(164)		21	(60)
Return on plan assets		(164)		21	(60)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0	0
From changes in financial assumptions		0		0	0
Other actuarial gain and losses		0		0	0
Benefit payments		(33)		(33)	(30)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		59		(100)	(156)
Other effects		(9)		0	0
Liability Asset Of Defined Benefit Plans at the end		1,146		1,114	1,113
Medical Benefit Commitment [Member] | Net Benefit Liability Asset [Member] | Total [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		91		(98)	(127)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		27		26	24
Interest income or expense		8		(11)	(11)
Contributions by plan participants		0		0	0
Employer contributions		(71)		0	(114)
Past service costs		(42)		(11)	(5)
Remeasurements		(47)		179	119
Return on plan assets		164		(21)	60
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		83	110
From changes in financial assumptions		(182)		128	(91)
Other actuarial gain and losses		(28)		(10)	39
Benefit payments		(1)		(2)	(2)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		3		8	18
Other effects		0		0	0
Liability Asset Of Defined Benefit Plans at the end		(32)		91	(98)
Post Employment And Other Employee Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		5,442
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4
Interest income or expense		64
Contributions by plan participants		0
Employer contributions		0
Past service costs		148
Remeasurements		(32)
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		(32)
Benefit payments		(824)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		5
Liability Asset Of Defined Benefit Plans at the end		4,807		5,442
Post Employment And Other Employee Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		470
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5
Interest income or expense		44
Contributions by plan participants		0
Employer contributions		0
Past service costs		(1)
Remeasurements		18
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		(9)
Other actuarial gain and losses		27
Benefit payments		(48)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		25
Other effects		(2)
Liability Asset Of Defined Benefit Plans at the end		512		470
Post Employment And Other Employee Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		360
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		13
Contributions by plan participants		0
Employer contributions		0
Past service costs		0
Remeasurements		(28)
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(1)
From changes in financial assumptions		(28)
Other actuarial gain and losses		1
Benefit payments		(35)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		17
Other effects		(1)
Liability Asset Of Defined Benefit Plans at the end		326		360
Post Employment And Other Employee Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		520
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		21
Interest income or expense		47
Contributions by plan participants		3
Employer contributions		0
Past service costs		2
Remeasurements		(18)
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		(45)
Other actuarial gain and losses		29
Benefit payments		(21)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(134)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		422		520
Post Employment And Other Employee Benefit Commitments [Member] | Present Value Of Defined Benefit Obligation Member | Rest of the world [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		387
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4
Interest income or expense		9
Contributions by plan participants		1
Employer contributions		0
Past service costs		2
Remeasurements		3
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		15
From changes in financial assumptions		(12)
Other actuarial gain and losses		0
Benefit payments		(18)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(2)
Other effects		17
Liability Asset Of Defined Benefit Plans at the end		402		387
Post Employment And Other Employee Benefit Commitments [Member] | Plan Assets Member | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		320
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		5
Contributions by plan participants		0
Employer contributions		0
Past service costs		0
Remeasurements		(4)
Return on plan assets		(4)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(61)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		260		320
Post Employment And Other Employee Benefit Commitments [Member] | Plan Assets Member | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		488
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		46
Contributions by plan participants		0
Employer contributions		0
Past service costs		0
Remeasurements		(70)
Return on plan assets		(70)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(47)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		26
Other effects		(1)
Liability Asset Of Defined Benefit Plans at the end		441		488
Post Employment And Other Employee Benefit Commitments [Member] | Plan Assets Member | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		309
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		11
Contributions by plan participants		0
Employer contributions		2
Past service costs		0
Remeasurements		(17)
Return on plan assets		(17)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(33)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		15
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		287		309
Post Employment And Other Employee Benefit Commitments [Member] | Plan Assets Member | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		424
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		39
Contributions by plan participants		3
Employer contributions		13
Past service costs		0
Remeasurements		(21)
Return on plan assets		(21)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(10)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(108)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		339		424
Post Employment And Other Employee Benefit Commitments [Member] | Plan Assets Member | Rest of the world [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		351
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		7
Contributions by plan participants		1
Employer contributions		18
Past service costs		0
Remeasurements		(11)
Return on plan assets		(11)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(15)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(1)
Other effects		17
Liability Asset Of Defined Benefit Plans at the end		366		351
Post Employment And Other Employee Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Spain
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		5,122		5,799	6,109
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4		4	10
Interest income or expense		59		73	98
Contributions by plan participants		0		0	0
Employer contributions		0		0	0
Past service costs		148		235	240
Remeasurements		(28)		(67)	188
Return on plan assets		4		(21)	(35)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0	0
From changes in financial assumptions		0		(33)	192
Other actuarial gain and losses		(32)		(13)	31
Benefit payments		(763)		(842)	(867)
Settlement payments		0		0	(43)
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		0		0	0
Other effects		5		2	63
Liability Asset Of Defined Benefit Plans at the end		4,547		5,122	5,799
Post Employment And Other Employee Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		(18)		(59)	(79)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5		5	6
Interest income or expense		(2)		(6)	(7)
Contributions by plan participants		0		0	0
Employer contributions		0		(1)	(14)
Past service costs		(1)		1	1
Remeasurements		88		38	23
Return on plan assets		70		(10)	23
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		22	2
From changes in financial assumptions		(9)		18	(22)
Other actuarial gain and losses		27		7	19
Benefit payments		0		(1)	0
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(1)		5	10
Other effects		0		0	0
Liability Asset Of Defined Benefit Plans at the end		71		(18)	(59)
Post Employment And Other Employee Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		51		46	35
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0		3	4
Interest income or expense		2		1	1
Contributions by plan participants		0		0	0
Employer contributions		(2)		0	(1)
Past service costs		0		0	0
Remeasurements		(11)		9	10
Return on plan assets		17		(11)	3
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(1)		(2)	(5)
From changes in financial assumptions		(28)		22	13
Other actuarial gain and losses		1		0	(1)
Benefit payments		(2)		(2)	(3)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		2		(5)	2
Other effects		(1)		(1)	(3)
Liability Asset Of Defined Benefit Plans at the end		39		51	46
Post Employment And Other Employee Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		96		99	97
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		21		21	22
Interest income or expense		8		9	8
Contributions by plan participants		0		0	0
Employer contributions		(13)		(16)	(17)
Past service costs		2		4	4
Remeasurements		3		12	8
Return on plan assets		21		(101)	(23)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0	0
From changes in financial assumptions		(45)		81	(23)
Other actuarial gain and losses		29		32	54
Benefit payments		(11)		(11)	(9)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(26)		(21)	(15)
Other effects		0		0	0
Liability Asset Of Defined Benefit Plans at the end		83		96	99
Post Employment And Other Employee Benefit Commitments [Member] | Net Benefit Liability Asset [Member] | Rest of the world [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		36		42	24
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4		5	5
Interest income or expense		2		2	2
Contributions by plan participants		1		0	0
Employer contributions		(18)		(8)	(9)
Past service costs		2		3	(4)
Remeasurements		14		(1)	11
Return on plan assets		11		2	(8)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		15		(3)	(1)
From changes in financial assumptions		(12)		4	37
Other actuarial gain and losses		0		(4)	(17)
Benefit payments		(3)		(3)	(2)
Settlement payments		0		0	0
Business combinations and disposals		0		0	0
Effect on changes in foreign exchange rates		(1)		(5)	(4)
Other effects		0		(1)	20
Liability Asset Of Defined Benefit Plans at the end		€ 35		€ 36	€ 42

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

[2]	(1) In cluding gains and losses arising from settleme nts.
[3]	(2) Excluding interest, which is recorded under "Interest income or expense".